UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/01

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:		4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Jacksonville Beach, FL    24 October 2001
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		93

Form 13F Information Table Value Total:	              $106,443  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

100ths Cpn Treasury            COM                               0 100000.000SH      SOLE               100000.000
AOL-Time Warner, Inc.          COM              02364J104     1218 36806.000SH       SOLE            36806.000
Aes Corporation                COM              00130H105      752 58672.000SH       SOLE                58672.000
Agilent Technologies Inc.      COM              00846U101      669 34224.000SH       SOLE              34224.000
Albertson's Incorporated       COM              013104104     1187 37230.000SH       SOLE              37230.000
Allstate Corp Com              COM              020002101     2055 55010.000SH       SOLE                55010.000
American International Group,  COM              026874107     2990 38330.500SH       SOLE          38330.500
American Natl Ins Co Com       COM              028591105      721 8900.000 SH       SOLE              8900.000
Banc One Corp.                 COM              06423A103      840 26700.000SH       SOLE                26700.000
Bankamerica Corp.              COM              060505104     1563 26758.000SH       SOLE                26758.000
Bellsouth                      COM              079860102      342 8222.999 SH       SOLE                 8222.999
Biotech Holders Trust          COM              09067D201      272 2450.000 SH       SOLE                 2450.000
Boeing                         COM              097023105     1356 40469.000SH       SOLE                40469.000
Bristol Myers Squibb           COM              110122108     3322 59786.000SH       SOLE                59786.000
British Petroleum Corporation  COM              055622104      571 11607.000SH       SOLE           11607.000
Cascade Natural Gas            COM              147339105      407 18825.000SH       SOLE                18825.000
Charles Schwab & Company       COM              808513105      758 65896.000SH       SOLE         65896.000
Cisco Sys Inc Com              COM              17275R102      541 44411.000SH       SOLE                44411.000
Citibank                       COM              172967101     1348 33290.362SH       SOLE                33290.362
Coca Cola                      COM              191216100      718 15317.664SH       SOLE                15317.664
Commercial Bancshares Florida  COM              201607108     4275 198828.000SH      SOLE     198828.000
Compass Bank                   COM              20449H109     1036 39815.000SH       SOLE                39815.000
Dell Corporation               COM              247025109      596 32150.000SH       SOLE                32150.000
Deluxe Corp Com                COM              248019101      515 14900.000SH       SOLE                14900.000
Eastman Chemical               COM              277432100      231 6375.000 SH       SOLE                 6375.000
Emc Corp.                      COM              268648102      603 51325.000SH       SOLE                51325.000
Emerson Electric               COM              291011104      948 20140.000SH       SOLE                20140.000
Exxon Corp                     COM              302290101     1367 34700.000SH       SOLE                34700.000
Florida Rock Industries        COM              341140101     4343 137691.000SH      SOLE            137691.000
Flowers Inc. Inc.              COM              343496105      336 9261.000 SH       SOLE                 9261.000
General Electric               COM              369604103     4037 108516.000SH      SOLE               108516.000
Genuine Parts                  COM              372460105     1400 43927.000SH       SOLE                43927.000
H J Heinz                      COM              423074103     2666 63251.000SH       SOLE                63251.000
Hawaiian Electric Industries   COM                             530 13600.000SH       SOLE                13600.000
Hewlett Packard                COM              428236103     2127 132085.129SH      SOLE               132085.129
Hilton Hotel Corporation       COM              432848109      127 16131.000SH       SOLE               16131.000
Home Depot                     COM              437076102     2608 67974.000SH       SOLE                67974.000
Imx Pharmaceuticals Com New    COM              449730209        0 10000.000SH       SOLE         10000.000
Intel Corp.                    COM              458140100     2539 124239.000SH      SOLE               124239.000
International Business Machine COM              459200101     1522 16494.740SH       SOLE         16494.740
J.P Morgan Chase & Co.         COM              46625H100      282 8259.000 SH       SOLE               8259.000
Johnson & Johnson              COM              478160104     4550 82123.000SH       SOLE                82123.000
Johnson Controls               COM                             238 3650.000 SH       SOLE                 3650.000
Laservision Tech.              COM              501803209       12 11500.000SH       SOLE                11500.000
Loch Harris Inc Com New        COM              539578203        2 30000.000SH       SOLE             30000.000
Lucent Technologies            COM              549463107      165 28864.541SH       SOLE                28864.541
Mcdonalds Corp.                COM              580135101      404 14882.470SH       SOLE                14882.470
Mellon Bank Corp               COM              585509102     3083 95363.000SH       SOLE                95363.000
Merck & Co. Inc.               COM              589331107     1723 25871.583SH       SOLE                25871.583
Microsoft Corporation          COM              594918104      266 5189.000 SH       SOLE                 5189.000
Motorola, Inc.                 COM              620076109     1139 72981.000SH       SOLE                72981.000
Nokia                          COM                             156 10000.000SH       SOLE                10000.000
Nordstrom, Inc.                COM              655664100      437 30215.000SH       SOLE                30215.000
Northern Trust Bank            COM              665859104      258 4920.000 SH       SOLE                 4920.000
Oracle Corporation             COM              68389X105      174 13800.000SH       SOLE                13800.000
Park Place Entertainment       COM              700690100      164 22431.000SH       SOLE              22431.000
Parkway Holdings Ltd           COM                               5 10000.000SH       SOLE                10000.000
Patriot Transportation Holding COM                             334 19600.000SH       SOLE                19600.000
Pepsico Inc.                   COM              713448108     2663 54897.633SH       SOLE                54897.633
Pfizer                         COM              717081103     3648 90980.000SH       SOLE                90980.000
Phillips Petroleum Co.         COM              718507106     2569 47620.000SH       SOLE                47620.000
Post Properties Inc.           COM              737464107     1114 30050.000SH       SOLE                30050.000
Procter & Gamble               COM              742718109      342 4700.000 SH       SOLE                 4700.000
Protective Life Corp.          COM                             358 12362.000SH       SOLE                12362.000
Regency Centers Corporation    COM              758939102      601 23350.000SH       SOLE           23350.000
Royal Dutch Petroleum Co.      COM              780257804     2442 48595.000SH       SOLE           48595.000
SBC Communications             COM              78387G103     1161 24636.000SH       SOLE           24636.000
Safeco Corp.                   COM              786429100     1237 40800.000SH       SOLE                40800.000
Safeway Stores Inc.            COM              786514208     1032 25978.000SH       SOLE                25978.000
Sony Corporation               COM              835699307      320 9650.000 SH       SOLE                 9650.000
Sprint Corp.                   COM              852061100      330 13758.000SH       SOLE                13758.000
Stein Mart, Inc.               COM              858375108      101 12310.000SH       SOLE                12310.000
Suntrust Banks Inc.            COM              867914103      886 13305.000SH       SOLE                13305.000
Synovus Financial Corp.        COM              87161C105      304 11005.000SH       SOLE              11005.000
Teco Energy Inc Com            COM              872375100      320 11800.000SH       SOLE               11800.000
Verizon Wireless               COM                            2873 53096.000SH       SOLE                53096.000
Vodafone Corp.                 COM              92857T107      490 22300.000SH       SOLE                22300.000
Wachovia Corp. New             COM              929771103     3541 114240.682SH      SOLE          114240.682
Wal-Mart Stores                COM              931142103     1073 21682.000SH       SOLE                21682.000
Walt Disney                    COM              254687106      280 15033.000SH       SOLE                15033.000
Worldcom Group                 COM              55268B106     1520 101069.000SH      SOLE            101069.000
Wyndham Intl Inc. Class A      COM                               6 10000.000SH       SOLE                10000.000
Z-Tel Technologies Inc.        COM                            6036 7360800.000SH     NONE              7360800.000
Dodge & Cox Balanced Fund                       256201104      435 6982.787 SH       SOLE                 6982.787
Gabelli Asset Fund                              362395105      299 9734.517 SH       SOLE                 9734.517
Janus Fund                                      471023101      967 44649.269SH       SOLE                44649.269
Neuberger & Berman Guardian Fu                  641224209      606 46086.498SH       SOLE           46086.498
T Rowe Price Intl                               77956H203      411 39833.245SH       SOLE                39833.245
T. Rowe Price Eqity Inc Sh Ben                  779547108      728 32274.643SH       SOLE                32274.643
Wellesley Income Fund                           921938106      354 17094.362SH       SOLE                17094.362
KN Energy Inc. 8.25 Exp. 11/30                  482620507      415     6600 SH       SOLE                     6600
Vanguard Bond Index Short Term                                 244 23504.381SH       SOLE                23504.381
Vanguard Short-Term Corporate                                  237 21614.842SH       SOLE                21614.842
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